Intangible Assets - Schedule of Sensitivity to Change in Key Assumptions (Detail) £ in Millions	Jun. 30, 2018 GBP (£)
Headroom [member] | India [member]
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Cash-generating units sensitive to reasonably possible changes in assumptions	£ 823
Headroom [member] | Windsor Premier Brand [Member]
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Cash-generating units sensitive to reasonably possible changes in assumptions	170
1ppt increase in discount rate | Africa Regional Markets
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Cash-generating units sensitive to reasonably possible changes in assumptions	(15)
10% decrease in annual cash flow | Africa Regional Markets
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Cash-generating units sensitive to reasonably possible changes in assumptions	(29)
2ppt decrease in annual growth rate | Windsor Premier Brand [Member]
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Cash-generating units sensitive to reasonably possible changes in assumptions	(56)
5ppt decrease in annual growth rate in forecast period 2019-2029 | India [member]
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Cash-generating units sensitive to reasonably possible changes in assumptions	£ (907)